RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jun. 22, 2022	Dec. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Aug. 05, 2020
Related Party Transaction [Line Items]
Amount outstanding under the promissory note	$ 330,000		$ 330,000				$ 600,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note										$ 600,000
Outstanding balance	0		0		$ 0		0	$ 0	$ 0
Promissory Note with Related Party | Thomas Finke, LLC
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 250,000
Amount outstanding under the promissory note	165,000		165,000
Promissory Note with Related Party | Blystone & Donaldson, LLC
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 250,000
Amount outstanding under the promissory note	165,000		165,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Outstanding balance	10,000		10,000		0
Expenses per month			10,000		10,000
Expenses incurred and paid	30,000	$ 30,000	60,000	$ 50,000	105,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance	0		0		0		$ 0	$ 0	$ 0
Loan conversion agreement warrant	$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant	$ 1.00		$ 1.00		$ 1.00